Trade and other receivables (Tables)	12 Months Ended
Oct. 31, 2022
Trade and other receivables
Schedule of trade and other receivables

As at	October 31, 2022	October 31, 2021
	$	$
Trade accounts receivable	7,916	6,494
Sales tax receivable	284	681
Total	8,200	7,175